UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02340

Montgomery Street Income Securities, Inc.
(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Address of principal executive office)

Mark D. Nerud
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 338-5801

Date of fiscal year end:  December 31

Date of Reporting Period:  July 1, 2009 – September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Montgomery Street Income Securities, Inc. (the "Fund")
September 30, 2009 (Unaudited)
Investment Portfolio

	Shares/Principal
	Amount ($)	Value ($)
Corporate Bonds 33.2%
Consumer Discretionary 2.8%
Comcast Cable Holdings LLC, 10.13%, 04/15/22	$ 1,291,000	$ 1,630,119
Comcast Corp., 6.30%, 11/15/17	152,000	166,530
COX Communications Inc., 6.25%, 06/01/18 (a) (j)	263,000	279,019
COX Communications Inc., 8.38%, 03/01/39 (a) (j)	220,000	271,387
CSC Holdings Inc., 8.50%, 04/15/14 (a) (c) (j)	160,000	168,000
Desarrolladora Homex SAB de CV, 7.50%, 09/28/15	111,000	109,057
DirecTV Holdings LLC, 7.63%, 05/15/16	245,000	262,150
ERAC USA Finance Co., 5.90%, 11/15/15 (a) (j)	429,000	426,698
News America Inc., 6.90%, 08/15/39 (a) (j)	229,000	243,790
President and Fellows of Harvard College, 6.00%, 01/15/19 (a) (j)	244,000	279,258
Rogers Cable Inc., 8.75%, 05/01/32	110,000	144,335
Time Warner Cable Inc., 8.25%, 04/01/19	590,000	713,131
		4,693,474
Consumer Staples 2.6%
Altria Group Inc., 10.20%, 02/06/39	595,000	825,910
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (a) (j)	725,000	857,864
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39 (a) (c) (j)	212,000	279,551
Archer-Daniels-Midland Co., 5.38%, 09/15/35	400,000	402,500
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	500,000	672,767
CVS Pass-Through Trust, 8.35%, 07/10/31 (a) (j)	757,954	843,588
SUPERVALU Inc., 7.50%, 11/15/14	320,000	321,600
Wal-Mart Stores Inc., 5.25%, 09/01/35	250,000	250,339
		4,454,119
Energy 4.2%
Anadarko Petroleum Corp., 6.95%, 06/15/19	239,000	266,457
Anadarko Petroleum Corp., 6.45%, 09/15/36	420,000	433,647
Cenovus Energy Inc., 6.75%, 11/15/39 (a) (j)	520,000	560,317
Chesapeake Energy Corp., 7.63%, 07/15/13	350,000	347,813
ConocoPhillips, 6.50%, 02/01/39	658,000	758,506
Drummond Co. Inc., 7.38%, 02/15/16 (a) (j)	190,000	167,200
EnCana Corp., 6.50%, 05/15/19	81,000	89,923
Enterprise Products Operating LLC, 6.50%, 01/31/19 (c)	245,000	267,509
Florida Power Corp., 5.80%, 09/15/17	195,000	215,761
Husky Energy Inc., 7.25%, 12/15/19	230,000	263,796
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	260,000	264,319
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	140,000	150,371
Nabors Industries Inc., 9.25%, 01/15/19	405,000	481,307
ONEOK Partners LP, 6.65%, 10/01/36	542,000	577,541
Shell International Finance BV, 6.38%, 12/18/38	390,000	463,107
TransCanada Pipelines Ltd., 7.25%, 08/15/38	384,000	476,124
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	276,800
Valero Energy Corp., 9.38%, 03/15/19	289,000	336,764
Valero Energy Corp., 6.23%, 06/15/37	845,000	754,645
		7,151,907
Financials 4.4%
Bank of America Corp., 5.65%, 05/01/18	365,000	360,397
Citigroup Capital XXI, 8.30%, 12/21/57 (callable at 100 beginning 12/21/37) (e)	451,000	400,826
Comerica Capital Trust II, 6.58%, 02/20/37 (callable at 100 beginning 02/20/32) (e)	1,053,000	723,938
Goldman Sachs Capital II, 5.79% (callable at 100 on 06/01/12) (d) (e)	832,000	599,040
HSBC Bank USA, 5.63%, 08/15/35	315,000	314,390
HSBC Holdings Plc, 6.50%, 05/02/36	500,000	541,683
JPMorgan Chase Capital XV, 5.88%, 03/15/35 (c)	205,000	182,213
Mellon Capital IV, 6.24% (callable at 100 beginning 06/20/12) (d)	570,000	433,200
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17) (a) (d) (e) (j)	515,000	426,327
PNC Preferred Funding Trust I, 6.11% (callable at 100 beginning 03/15/12) (a) (d) (e) (j)	1,200,000	710,011
Progressive Corp., 6.70%, 06/15/37 (callable at 100 beginning 06/15/17) (e)	166,000	142,710
State Street Capital Trust IV, 1.30%, 06/15/37 (b)	670,000	432,098
UBS Preferred Funding Trust I, 8.62% (callable at 100 beginning 10/01/10) (d) (e)	1,030,000	948,644
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (d) (e)	700,000	537,250
USB Realty Corp., 6.09% (callable at 100 beginning 01/15/12) (a) (d) (e) (j)	700,000	486,500
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (d) (e)	214,000	188,320
ZFS Finance USA Trust I, 6.50%, 05/09/37 (callable at 100 beginning 05/09/17) (a) (e) (j)	146,000	118,260
		7,545,807
Health Care 2.7%
Amgen Inc., 6.40%, 02/01/39	176,000	201,743
Becton Dickinson & Co., 5.00%, 05/15/19	440,000	464,729
Cigna Corp., 6.15%, 11/15/36	184,000	163,052
Eli Lilly & Co., 5.95%, 11/15/37	155,000	176,292
Express Scripts Inc., 7.25%, 06/15/19	320,000	375,824
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18	700,000	766,848
HCA Inc., 9.25%, 11/15/16	330,000	341,138
Pfizer Inc., 6.00%, 03/15/19	390,000	439,583
Pfizer Inc., 7.00%, 03/15/39	405,000	509,737
Roche Holdings Inc., 7.00%, 03/01/39 (a) (j)	191,000	237,090
Wyeth, 6.50%, 02/01/34	400,000	468,197
Wyeth, 5.95%, 04/01/37	470,000	517,584
		4,661,817
Industrials 1.5%
Allied Waste Industries Inc., 7.25%, 03/15/15	545,000	568,844
Canadian Pacific Railway Co., 7.25%, 05/15/19	148,000	171,696
Canadian Pacific Railway Co., 5.95%, 05/15/37	240,000	236,811
Honeywell International Inc., 5.70%, 03/15/36	250,000	273,564
Meccanica Holdings USA, 6.25%, 07/15/19 (a) (j)	593,000	639,772
Tyco International Group SA, 8.50%, 01/15/19	606,000	738,677
		2,629,364
Information Technology 0.7%
Cisco Systems Inc., 5.90%, 02/15/39	315,000	340,979
International Business Machines Corp., 8.38%, 11/01/19	250,000	330,385
Nokia Corp., 6.63%, 05/15/39	132,000	150,392
Seagate Technology Inc., 10.00%, 05/01/14 (a) (j)	385,000	420,613
TCI Communications Inc., 8.75%, 08/01/15	35,000	42,234
		1,284,603
Materials 3.2%
Anglo American Capital Plc, 9.38%, 04/08/14 (a) (j)	643,000	749,095
ArcelorMittal, 9.00%, 02/15/15 (c)	830,000	954,500
Barrick Gold Corp., 6.95%, 04/01/19	130,000	152,196
CRH America Inc., 8.13%, 07/15/18	180,000	202,381
Dow Chemical Co., 8.55%, 05/15/19	1,130,000	1,270,285
Newmont Mining Corp., 5.88%, 04/01/35	395,000	386,824
Rio Tinto Alcan Inc., 6.13%, 12/15/33	175,000	177,754
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	635,000	684,166
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	200,000	245,515
Yara International ASA, 7.88%, 06/11/19 (a) (j)	560,000	629,233
		5,451,949
Telecommunication Services 4.2%
AT&T Inc., 6.15%, 09/15/34	500,000	510,989
AT&T Inc., 6.55%, 02/15/39	230,000	250,755
AT&T Wireless Services Inc., 8.75%, 03/01/31	750,000	993,496
Frontier Communications Corp., 9.00%, 08/15/31	400,000	392,000
Intelsat Jackson Holdings Ltd., 9.25%, 06/15/16 (i)	255,000	250,538
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	800,000	790,000
Rogers Communications Inc., 7.50%, 03/15/15	679,000	782,772
Telecom Italia Capital SA, 4.00%, 01/15/10	360,000	362,462
Telecom Italia Capital SA, 5.25%, 11/15/13	330,000	347,142
Telecom Italia Capital SA, 4.95%, 09/30/14	365,000	377,696
Telecom Italia Capital SA, 7.18%, 06/18/19	400,000	446,337
Telecom Italia Capital SA, 7.72%, 06/04/38	427,000	507,045
Verizon New Jersey Inc., 5.88%, 01/17/12	542,000	582,517
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (a) (j)	538,000	671,764
		7,265,513
Utilities 6.9%
Alabama Power Co., 6.00%, 03/01/39	256,000	286,707
CenterPoint Energy Resources Corp., 6.63%, 11/01/37	120,000	121,157
Commonwealth Edison Co., 5.80%, 03/15/18	915,000	988,498
Consumers Energy Co., 6.70%, 09/15/19 (c)	540,000	623,181
Duke Energy Carolinas LLC, 7.00%, 11/15/18	158,000	189,091
Duke Energy Indiana Inc. (insured by MBIA Insurance Corp.), 8.85%, 01/15/22	1,225,000	1,586,534
Duke Energy Indiana Inc., 6.35%, 08/15/38 (c)	237,000	279,516
Electricite de France SA, 6.95%, 01/26/39 (a) (j)	425,000	526,556
Exelon Generation Co. LLC, 6.25%, 10/01/39	277,000	282,723
Northern States Power Co., 6.25%, 06/01/36	400,000	463,437
NRG Energy Inc., 7.25%, 02/01/14	210,000	206,325
Pacific Gas & Electric Co., 8.25%, 10/15/18	459,000	583,227
PSEG Power LLC, 5.00%, 04/01/14	915,000	953,398
Public Service Co. of Colorado, 6.50%, 08/01/38	471,000	565,988
Puget Sound Energy Inc. (insured by MBIA Insurance Corp.), 7.02%, 12/01/27	1,000,000	1,094,341
Sempra Energy, 6.50%, 06/01/16	448,000	495,238
Sempra Energy, 9.80%, 02/15/19	377,000	482,842
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (a) (i)	2,000,000	2,101,812
		11,830,571
Total Corporate Bonds (cost $53,596,453)		56,969,124

Non-U.S. Government Agency Asset-Backed Securities 5.9%
Ahold Lease USA Inc., (2001, A, A2) 8.62%, 01/02/25 (k)	450,209	445,708
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5) 4.80%, 09/25/35 (b) (i)	1,065,000	656,745
Bayview Commercial Asset Trust, Interest Only, (2007, 4A, IO) 2.83%, 09/25/37 (a) (b) (h) (i)	6,475,227	518,017
Bayview Commercial Asset Trust REMIC, Interest Only, (2007, 2A, IO) 2.67%, 07/25/37 (a) (b) (h) (i)	6,165,323	474,730
Capital Auto Receivables Asset Trust, (2006, SN1A, D) 6.15%, 04/20/11 (a) (j)	68,694	68,694
CBA Commercial Small Balance Commercial Mortgage Trust REMIC, (2006, 2A, X1) 1.76%, 01/25/39 (a) (b) (h) (i)	7,657,568	306,303
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2) 6.75%, 08/25/34 (i)	544,983	544,983
Citigroup Mortgage Loan Trust Inc. REMIC, (2007, WFH1, M11) 2.75%, 01/25/37 (a) (b) (j)	225,000	540
Countrywide Alternative Loan Trust REMIC, (2004, 14T2, A4) 5.50%, 08/25/34 (i)	239,712	224,893
Countrywide Alternative Loan Trust REMIC, (2004, 35T2, A1) 6.00%, 02/25/35	174,855	150,867
Countrywide Alternative Loan Trust REMIC, (2005, 28CB, 3A5) 6.00%, 08/25/35 (i)	511,250	422,731
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A) 0.52%, 05/25/36 (a) (b) (j)	132,599	73,767
GE Business Loan Trust REMIC, Interest Only, (2006, 1A, IO) 0.44%, 06/15/10 (a) (b) (h) (i)	13,488,793	35,341
GE Business Loan Trust REMIC, (2006, 1A, D) 1.24%, 05/15/34 (a) (b) (h) (j)	411,499	61,725
GMAC Mortgage Corp. Loan Trust REMIC (insured by Financial Guaranty Insurance Co.), (2006, HE3, A2) 5.75%, 10/25/36 (b)	426,750	307,344
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, ONW) 1.45%, 11/05/21 (a) (b) (f) (h) (i)	199,001	995
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, PNW) 1.65%, 11/05/21 (a) (b) (f) (h) (i)	189,051	945
Lehman Brothers Small Balance Commercial REMIC, (2006, 2A, 2A2) 5.62%, 09/25/36 (a) (b) (j)	255,000	210,740
Marlin Leasing Receivables LLC, (2006, 1A, A4) 5.33%, 09/16/13 (a) (j)	391,914	391,336
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37 (a) (h) (i)	22,008	220
Residential Asset Securitization Trust REMIC, (2005, A1, A3) 5.50%, 04/25/35 (i)	2,500,000	1,767,007
Systems 2001 Asset Trust LLC, (2001, 144A, B) 7.16%, 12/15/11 (a) (i)	174,174	174,996
Washington Mutual Commercial Mortgage Securities Trust REMIC, (2007, SL3, AJ) 6.31%, 03/23/45 (a) (b) (j)	890,000	248,783
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3) 5.10%, 12/25/35 (b) (i)	1,320,000	922,992
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3) 5.00%, 03/25/21 (i)	1,323,066	1,215,154
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, AR8, 2A3) 5.24%, 04/25/36 (b) (i)	1,076,452	831,437
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,045,587)		10,056,993

Government and Agency Obligations 52.7%
Government Securities 32.5%
Sovereign 0.1%
Argentina Government International Bond, 7.00%, 10/03/15 (h)	165,000	117,017
U.S. Treasury Securities 32.4%
U.S. Treasury Note, 1.50%, 10/31/10 (c)	22,040,000	22,286,231
U.S. Treasury Note, 1.13%, 06/30/11	6,820,000	6,859,426
U.S. Treasury Note, 2.25%, 05/31/14 (c)	16,590,000	16,640,550
U.S. Treasury Note, 2.38%, 08/31/14 (c)	4,100,000	4,115,375
U.S. Treasury Note, 3.63%, 08/15/19 (c)	5,590,000	5,737,610
		55,639,192
U.S. Government Agency Mortgage-Backed Securities 20.2%
Federal Farm Credit Bank 0.1%
Farm Credit Bank, 7.56% (callable at 100 beginning 12/15/13) (d) (e)	170,000	118,033
Federal Home Loan Mortgage Corp. 6.3%
Federal Home Loan Mortgage Corp., 6.50%, 02/01/38	1,438,868	1,535,746
Federal Home Loan Mortgage Corp., 6.00%, 06/01/38	1,570,233	1,659,305
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 12/15/16	339,011	360,454
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/27	209,332	212,365
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 05/15/30	790,000	817,381
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32	1,375,000	1,429,109
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/32	410,000	427,645
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 09/15/32	889,796	906,787
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32	895,000	944,160
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/33	1,175,000	1,238,712
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/34	1,245,000	1,307,983
		10,839,647
Federal National Mortgage Association 13.4%
Federal National Mortgage Association, 6.50%, 05/01/17	145,061	156,593
Federal National Mortgage Association, 6.00%, 01/01/23	496,853	526,115
Federal National Mortgage Association, 4.50%, 10/01/23	499,228	513,289
Federal National Mortgage Association, 5.50%, 05/01/25	1,440,822	1,521,627
Federal National Mortgage Association, 7.00%, 03/01/31	3,397,757	3,816,449
Federal National Mortgage Association, 5.00%, 08/01/33	1,605,104	1,666,366
Federal National Mortgage Association, 5.50%, 12/01/33	2,899,893	3,050,929
Federal National Mortgage Association, 7.00%, 10/01/35	2,071,553	2,269,220
Federal National Mortgage Association, 6.50%, 04/01/37	3,475,379	3,720,429
Federal National Mortgage Association, 6.00%, 07/01/37	1,561,873	1,651,290
Federal National Mortgage Association, 7.00%, 09/01/38	1,207,250	1,317,884
Federal National Mortgage Association REMIC, 5.50%, 03/25/17	471,375	501,850
Federal National Mortgage Association REMIC, 5.00%, 08/25/33	295,000	310,001
Federal National Mortgage Association REMIC, 5.00%, 12/25/33	1,060,000	1,109,989
Federal National Mortgage Association REMIC, 5.00%, 06/25/34	398,441	406,535
Federal National Mortgage Association REMIC, 6.00%, 08/25/44	441,944	471,775
		23,010,341
Government National Mortgage Association 0.4%
Government National Mortgage Association, 6.50%, 08/20/34	632,592	674,372
Total Government and Agency Obligations (cost $87,913,134)		90,398,602

Preferred Stocks 0.0%
Financials 0.0%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 on 12/31/12) (d) (f)	21,034	38,072
Total Preferred Stocks (cost $527,316)		38,072

Short Term Investments 18.4%
Commercial Paper 5.4%
Campbell Soup Co., 0.10%, 10/02/09 (a) (j)	511,000	510,999
ConocoPhillips, 0.14%, 10/05/09 (a) (j)	1,000,000	999,984
Devon Energy Corp., 0.24%, 10/02/09 (a) (j)	1,153,000	1,152,992
Kreditanstalt fuer Wiederaufbau, 0.13%, 10/20/09 (a) (j)	1,700,000	1,699,883
Procter & Gamble Co., 0.10%, 10/07/09 (a) (j)	1,700,000	1,699,972
Province of Quebec, Canada, 0.17%, 10/09/09 (a) (j)	1,558,000	1,557,941
Transocean Inc., 0.30%, 10/07/09 (a) (j)	1,000,000	999,950
Tyco Electronics Group SA, 0.24%, 10/21/09 (a) (j)	564,000	563,925
		9,185,646
Securities Lending Collateral 10.8%
BNY Mellon Securities Lending Overnight Fund, 0.26%	10,050,164	10,050,164
BNY Mellon SL DBT II Liquidating Fund, 0.48%	8,516,413	8,413,364
Mellon GSL Reinvestment Trust II (f) (h) (i)	354,680	-
		18,463,528
U.S. Treasury Securities 2.2%
U.S. Treasury Bill, 0.06%, 10/29/09	2,000,000	1,999,903
U.S. Treasury Bill, 0.13%, 10/15/09 (c) (g)	1,742,000	1,741,913
		3,741,816
Total Short Term Investments (cost $31,848,722)		31,390,990
Total Investments 110.2% (cost $188,931,212)		188,853,781
Return of Collateral for Securities on Loan (11.0%)		(18,921,257)
Other Assets and Liabilities, Net (0.8%)		1,510,239
Total Net Assets - 100%		$ 171,442,763

Montgomery Street Income Securities, Inc.
September 30, 2009  (Unaudited)

Notes to the Investment Portfolio (Unaudited)
(a) Restricted Rule 144A or Section 4(2) security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to institutional buyers.
(b) Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate.
These securities are shown at their current rate as of September 30, 2009.
(c) All or portion of the security has been loaned.
(d) Perpetual maturity security.
(e) Interest rate is fixed until stated call date and variable thereafter.
(f) Security is in default relating to principal and/or interest.
(g) All or a portion of the security pledged as collateral for open futures contracts. Total value of securities pledged as of September 30, 2009 was $199,990.
(h) Security fair valued in good faith in accordance with the procedures established by the Fund's Board of Directors (the "Board"). As of September 30, 2009, the value of fair valued securities was $1,515,293 (0.9% of net assets).
(i) Illiquid Security. At September 30, 2009 the total value of illiquid securities was $10,449,840 (6.1% of net assets).
(j) Rule 144A or Section 4(2) Liquid Security. The Fund's investment adviser has deemed this security to be liquid based on procedures approved by the Board of Directors. As of September 30, 2009,
the aggregate value of Rule 144A or Section 4(2) Liquid Securities was $20,233,124 (11.8% of net assets).
(k) Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2009.

Abbreviations:
ABS - Asset-Backed Security
MBIA - Municipal Bond Investors Assurance
MBS - Mortgage-Backed Security
NIM - Net Interest Margin
REMIC - Real Estate Mortgage Investment Conduit

Security Valuation
Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange ("NYSE") on each day the exchange is open for trading.  Debt securities are valued by independent pricing services approved by, or at the direction of, the Fund’s Board.  Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.  If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.  Forward foreign currency contracts are valued at the forward foreign currency exchange rate as of the close of the NYSE.  Futures contracts are valued based upon their quoted daily settlement prices.  In the event that the settlement price is unavailable, the closing price will be used for valuation.  Exchange traded derivatives are valued at last sales price as of the close of business on the primary exchange.  Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value.

Market quotations may not be readily available for certain debt and derivative investments.  If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.  Situations that may require a security to be fair valued include instances where a security is thinly traded or restricted as to resale.  In addition, securities may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters or government actions.  Under the procedures adopted by the Board, Jackson Fund Services may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

Financial Accounting Standards Board ("FASB") Topic 815,  “Derivatives and Hedging"
This topic includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit-related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure that is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument are presented in these Notes to the Investment Portfolio.  At September 30, 2009, the Fund held open derivative investments in futures contracts whose primary underlying risk exposure is interest rate risk.

Futures Contracts
The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices and interest rates or as an efficient means of adjusting overall exposure to certain markets.  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin".  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, it is not subject to registration or regulation as a commodity pool operator under that Act.

	Contracts	Unrealized
Futures Contract	Short	Depreciation
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2009	22	$(56,672)
		(56,672)

Securities Lending
The Fund has entered into a securities lending arrangement with The Bank of New York Mellon (the “Custodian”).  Under the terms of the agreement, the Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction.  The Custodian is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned.

Cash collateral is invested in the BNY Mellon Securities Lending Overnight Fund.  Prior to June 25, 2009, the Fund’s cash collateral was invested in the Mellon GSL DBT II Collateral Fund.  Both the BNY Mellon Securities Lending Overnight Fund and the Mellon GSL DBT II Collateral Fund are pooled investment funds, each constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Board.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the same Delaware business trust.  The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the majority of the issuer's assets were liquidated in December 2008.  Based on the plan of distribution approved by the receivers, proceeds to be received by the Fund are not expected to be material.  As a result, the Fund’s investment in Mellon GSL Reinvestment Trust II was fair valued at zero at September 30, 2009.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a pooled investment fund constituting a separate series within a Delaware business trust sponsored by the Custodian and approved by the Board.  Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009.  As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly.  On June 25, 2009, the Fund’s investment in the Mellon GSL DBT II Collateral Fund was transferred to the BNY Mellon Securities Lending Overnight Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Board.  Since June 25, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund mature or are otherwise disposed of, the proceeds are invested in the BNY Mellon Securities Lending Overnight Fund.  At September 30, 2009, the value of BNY Mellon Securities Lending Overnight Fund was $1.00 per unit and BNY Mellon SL DBT II Liquidating Fund was $0.9879 per unit.  Values were determined using methodologies consistent with those previously described in “Security Valuation”.

The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The difference between the current value and the amortized cost of the Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss borne by the Fund.  The difference between the current value and the amortized cost of the Fund’s collateral investments in the BNY Mellon SL DBT II Liquidating Fund represents a potential loss to be borne by the Fund in the event the investments do not mature at par or are otherwise disposed of at a price less than par.  The amortized cost of the Fund’s investment in BNY Mellon SL DBT II Liquidating Fund and Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Investment Portfolio.  The amortized cost related to investments in the BNY Mellon SL DBT II Liquidating Fund and Mellon GSL Reinvestment Trust II are liabilities of the Fund.  The Fund is liable to the Custodian for the amortized cost of its investment in the Mellon GSL Reinvestment Trust II.

The par value and fair value of the investment in BNY Mellon Securities Lending Overnight Fund, BNY Mellon SL DBT II Liquidating Fund and Mellon GSL Reinvestment Trust II are reported under securities lending collateral in the Investment Portfolio.  At September 30, 2009, the cost and fair value of securities lending collateral in BNY Mellon Securities Lending Overnight Fund, BNY Mellon SL DBT II Liquidating Fund and Mellon GSL Reinvestment Trust II in aggregate was $18,921,257and $18,463,528, respectively.

FASB Topic 820, “Fair Value Measurements and Disclosure”
This topic establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under Topic 820 guidance.  The inputs are summarized into three broad categories. Level 1 includes exchange-listed prices and broker quotes in active markets.  Level 2 includes valuations determined from significant observable inputs such as vendor evaluated debt instruments, securities valued at amortized cost and modeled over-the-counter derivatives contracts.  Level 3 includes valuations determined from significant unobservable inputs including certain quotes received from brokers (either directly or through a vendor) and Fund management's own assumptions in determining the fair value of the investment.

The following tables summarize the Fund's investments in securities and other financial instruments as of September 30, 2009, by valuation level.

	Assets as of September 30, 2009 by level:
	Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bond and Notes	$ -	$ 56,969,124	$ -	$ 56,969,124
Non-U.S. Government Agency ABS - Commercial	-	-	1,940	1,940
Non-U.S. Government Agency ABS - Home Equity	-	-	220	220
Non-U.S. Government Agency ABS - Other	-	8,658,717	1,396,116	10,054,833
Foreign Government Securities	-	-	117,017	117,017
U.S. Government Securities	-	55,639,192	-	55,639,192
U.S. Government Agency MBS	-	34,642,393	-	34,642,393
Securities Lending Collateral	10,050,164	8,413,364	-	18,463,528
Short-Term Securities	-	12,927,462	-	12,927,462
Preferred Stocks	38,072	-	-	38,072
Fund Total	$10,088,236	$ 177,250,252	$ 1,515,293	$ 188,853,781

Assets as of September 30, 2009 by level:	Liabilities as of September 30, 2009 by level:
Investments in Other Financial Instruments .	Investments in Other Financial Instruments .

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Futures Contract	$ -	$ -	$ -		$ (56,672)	$ -	$ -	$ (56,672)

The following table is a reconciliation of Level 3 investments by category for which significant unobservable inputs were used to determine fair value:

		Transfers In		Total		Change In Unrealized
	Balance At	and/or (Out) of	Net	Realized and	Balance At	Appreciation/(Depreciation) during
	Beginning of	Level 3 During	Purchases/	Unrealized	End of	the Period for Level 3 Investments
	Period	the Period	(Sales)	Gain/(Loss)	Period	Held at September 30, 2009
Non-U.S. Government Agency ABS - Commercial	$ 3,881	$ -	$ -	$ (1,941)	$ 1,940	$ (1,941)
Non-U.S. Government Agency ABS - Home Equity	112,660	-	(16,800)	(95,640)	220	(440)
Non-U.S. Government Agency ABS - Other	2,030,653	(7,802)	(21,739)	(604,996)	1,396,116	(623,463)
Foreign Government Securities	-	47,933	-	69,084	117,017	69,084
Fund Total	$ 2,147,194	$ 40,131	$ (38,539)	$ (633,493)	$ 1,515,293	$ (556,760)

Income Tax Information
At September, 2009, the aggregate cost of investment securities for income tax purposes was $189,429,008. Net unrealized depreciation aggregated to ($575,227), of which $7,473,864 related to appreciated investment securities and ($8,049,091) related to depreciated investment securities

Restricted Securities
Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table consists of restricted securities, including Rule 144A securities that have not been deemed liquid by the Fund's investment adviser, held by the Fund at September 30, 2009.

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
Bayview Commercial Asset Trust REMIC, Interest Only, (2007, 2A, IO) 2.67%, 07/25/37	05/09/07	$ 902,809	$ 474,730	0.3%
Bayview Commercial Asset Trust, Interest Only, (2007, 4A, IO) 2.83%, 09/25/37	08/08/07	855,653	518,018	0.3
CBA Commercial Small Balance Commercial Mortgage Trust REMIC, (2006, 2A, X1) 1.76%, 01/25/39	01/29/07	786,049	306,303	0.2
GE Business Loan Trust REMIC, Interest Only, (2006, 1A, IO) 0.44%, 06/15/10	06/20/06	129,186	35,341	0.0
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, ONW) 1.45%, 11/05/21	05/17/07	193,172	995	0.0
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, PNW) 1.65%, 11/05/21	05/17/07	183,343	945	0.0
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37	04/26/07	22,008	220	0.0
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	05/15/06	2,094,714	2,101,812	1.2
Systems 2001 Asset Trust LLC, (2001, 144A, B) 7.16%, 12/15/11	05/15/06	179,931	174,996	0.1
		$ 5,346,865	$ 3,613,360	2.1%

For additional information on the Fund's policies regarding investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 20, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	November 20, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.